Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2019
Related Party Balance and Transaction
Related Party Balance and Transaction

20.    Related Party Balance and Transactions

During the years ended December 31, 2017, 2018 and 2019, the Group had the following material related party transactions with its equity method investees and affiliates:

	For the year ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Transactions with related parties
(1) Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements (see note 12(3))
Gefei Wenqin	24,656	—	—
Gefei Chengyun	17,231	—	—
Jiushen	1,850	—	—
Jiufeng	9,999	—	—
Jiusheng	—	16,985	261
Jiuchuan	1,566	13,428	12,727
Jiuyi	—	—	10,934
Decheng	—	585	2,957
Tianye	—	3,673	8,836
Qianli	—	11,189	—
Yunde	—	—	11,622
Detong	—	—	3,538
Qixing	—	—	2,576
Jiuzhen	—	—	5,074
Deyan	—	—	15,270
	55,302	45,860	73,795

Under the respective Non-Group Commitment Agreements, the equity method investees above are parties under tri-party agreements pursuant to which they directly advanced the deposits to the real estate developers for the year ended December 31, 2018 and 2019.

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
(2) Base commission income shared with related party under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong	—	—	11,414
	—	—	11,414

Total	55,302	45,860	85,209

During the year ended December 31, 2019, Derong entered an Exclusive Sales Contracts which is required to directly advance deposit to the real estate developers while neither the Group nor Derong is required to purchase any unsold unit of properties at the end of the exclusive sales period.

During the year ended December 31, 2019, a company owned by one of the founder’s spouse, and one of the Company’s equity method investment, Jiushi, pledged their real estate properties as collateral of the bank borrowings of the Group (see note 10).

As further described in note 2(s), during the year ended December 31, 2019, the Group recognized revenue of RMB28,877 related to parking space transaction facilitating services provided to Shenzhen Jinyiyun and the relevant real estate agents. Certain directors and management of the Company are principal shareholders of Shenzhen Jinyiyun.

	As of December 31,
	2018	2019
	RMB	RMB
Amounts due to related parties
(1) Payables for income shared under Self-Commitment and Non-Group Collaborative Agreements (see note 12(3))
Gefei Chengyun	11,374	10,759
Jiushen	1,263	1,263
Jiufeng	1,769	301
Jiusheng	19,912	2
Jiuchuan	13,428	11,154
Jiuyi	—	13,190
Decheng	479	3,029
Tianye	3,673	11,382
Qianli	10,581	—
Yunde	—	9,730
Detong	—	3,538
Qixing	—	2,464
Jiuzhen	—	2,348
Tianlin	—	3,219
Deyan	—	6,893
Jiushi	—	15
	62,479	79,287

(2) Payables for funds provided under Self-Commitment Collaborative Agreements (see note 12(3))
Jiusheng	34,714	—
	34,714	—

	As of December 31,
	2018	2019
	RMB	RMB
(3) Payables for Base Commission Income shared with related party under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong	—	11,414
	—	11,414

(4) Other payables
Amount due to Jiushen	—	2,909
Amount due to Jiuyi	—	6,690
Shanghai Chongkai Enterprise Management (LLP) ("Chongkai")	—	5,085
	—	14,684

Total	97,193	105,385

Geifei Wenqin, Jiuchuan, Jiuyi, Decheng, Tianye, Qianli, Yunde, Gefei chengyun, Jiushen, Detong, Derong, Qixing, Jiuzhen, Deyan and Jiushi are equity method investees of the Group.

Jiusheng and Jiufeng are subsidiaries of Jiushen.

Chongkai is a company owned by two of the founders and certain management of the Group.